Document and Entity Information	Jun. 09, 2021
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 09, 2021
Entity Registrant Name	MERCADOLIBRE INC
Entity Incorporation, State or Country Code	DE
Entity File Number	001-33647
Entity Tax Identification Number	98-0212790
Entity Address, Address Line One	Pasaje Posta 4789
Entity Address, Address Line Two	6th Floor
Entity Address, City or Town	BUENOS AIRES
Entity Address, Country	AR
Entity Address, Postal Zip Code	C1430EKG
City Area Code	5411
Local Phone Number	4640-8000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001099590
The Nasdaq Global Select Market [Member] | Common Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	MELI
Security Exchange Name	NASDAQ
The Nasdaq Stock Market LLC [Member] | 2.375% Sustainability Notes due 2026 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	2.375% Sustainability Notes due 2026
Trading Symbol	MELI26
Security Exchange Name	NASDAQ
The Nasdaq Stock Market LLC [Member] | 3.125% Notes due 2031 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	3.125% Notes due 2031
Trading Symbol	MELI31
Security Exchange Name	NASDAQ